CONVERTIBLE SENIOR NOTES, NET (Schedule of Net Carrying Amount of Convertible Notes) (Details) - Convertible Notes [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2020
Debt Instrument [Line Items]
Principal amount	$ 200,000	$ 200,000	$ 175,000
Unamortized discount	(12,032)	(15,032)
Unamortized issuance costs	(4,931)	(6,160)
Net carrying amount	183,037	178,808
Equity component, net of issuance costs of $518 and deferred taxes of $1,878	$ 13,770	$ 13,770